SHARE CAPITAL - Schedule of Changes in Stock Option (Details)	6 Months Ended				12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2023 shares $ / shares	Oct. 31, 2023 Share shares $ / shares	Oct. 31, 2023 shares $ / shares	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares				1,884,428	1,624,150
Number of options, Granted | shares					718,512
Number of options, Exercised | shares					(318,725)
Number of option, Expired | shares				(47,332)	(115,174)
Number of options, Forfeited | shares				(55,756)	(24,335)
Number of options, Outstanding, Ending balance			1,781,340	1,781,340	1,884,428	1,624,150
Number of options, Unvested | shares	(395,566)	(395,566)	(395,566)	(395,566)
Number of options, Exercisable | shares	1,385,774	1,385,774	1,385,774	1,385,774
Weighted average exercise price outstanding, Beginning balance		$ 8.29			$ 7.93
Weighted average exercise price, Granted					7.98
Weighted average exercise price, Exercised					3.26
Weighted average exercise price, Expired		9.55			10.75
Weighted average exercise price, Forfeited		4.2			20.3
Weighted average exercise price outstanding, Ending balance		8.09			$ 8.29	$ 7.93
Weighted average exercise price, Unvested	$ 5.68	5.68	$ 5.68	$ 5.68
Weighted average exercise price, Exercisable	$ 8.77	$ 8.77	$ 8.77	$ 8.77
Weighted average life remaining (years)	2 years 9 months				2 years 10 months 17 days	3 years 1 month 9 days
Weighted average life remaining (years), Unvested	4 years 2 months 19 days
Weighted average life remaining (years), Exercisable	2 years 3 months 29 days